SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 26, 2014	Jul. 27, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Jul. 28, 2013	Apr. 28, 2013	Jan. 27, 2013	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Revenues attributable to U.S. and Foreign countries
Revenue, Net	$ 2,543,771	$ 2,284,947	$ 2,244,866	$ 2,242,672	$ 2,323,202	$ 2,159,525	$ 2,152,686	$ 2,116,241	$ 9,316,256	$ 8,751,654	$ 8,230,670
United States
Revenues attributable to U.S. and Foreign countries
Revenue, Net									8,708,042	8,193,730	7,739,826
Foreign
Revenues attributable to U.S. and Foreign countries
Revenue, Net									$ 608,214	$ 557,924	$ 490,844